Geographic Information and Major Customer and Product Data (Details 1) - USD ($) $ in Thousands		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 480	$ 626	$ 840
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	178	206	298
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	227	330	342
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 75	$ 90	$ 200

[1]	Long-lived assets are comprised of property and equipment, net.